UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.9%
Alumina, Ltd.	20,000	$35,569
Amcor, Ltd.	5,650	56,097
AMP, Ltd.	7,605	12,539
APA Group	38,093	254,645
Aristocrat Leisure, Ltd.	4,960	89,209
Asaleo Care, Ltd.	27,800	18,250
Atlas Arteria, Ltd.	10,339	50,096
Atlassian Corp. PLC, Class A(1)	2,300	226,320
Aurizon Holdings, Ltd.	7,700	24,674
AusNet Services	95,565	114,835
Australia and New Zealand Banking Group, Ltd.	6,934	126,226
Australian Pharmaceutical Industries, Ltd.	30,804	28,258
BHP Group, Ltd.	2,861	73,050
Boral, Ltd.	11,300	40,880
Brambles, Ltd.	17,422	135,176
Caltex Australia, Ltd.	4,560	89,129
carsales.com, Ltd.	9,828	90,381
Class, Ltd.	12,536	12,067
Cleanaway Waste Management, Ltd.	36,318	47,805
Coca-Cola Amatil, Ltd.	11,103	67,811
Cochlear, Ltd.	850	120,126
Coles Group, Ltd.(1)	10,096	91,808
Commonwealth Bank of Australia	3,589	182,871
Computershare, Ltd.	10,972	142,138
Crown Resorts, Ltd.	4,819	41,993
CSL, Ltd.	3,230	459,287
Dexus	13,975	117,014
Domino’s Pizza Enterprises, Ltd.	933	30,943
DuluxGroup, Ltd.	5,657	28,210
GPT Group (The)	22,015	93,087
GrainCorp, Ltd., Class A	7,142	49,330
GWA Group, Ltd.	11,241	22,859
Hansen Technologies, Ltd.	14,633	36,590
Harvey Norman Holdings, Ltd.	17,000	41,748
Incitec Pivot, Ltd.	11,120	26,839
Integrated Research, Ltd.	9,777	17,401
IRESS, Ltd.	3,720	31,833
James Hardie Industries PLC CDI	4,004	44,597
JB Hi-Fi, Ltd.	3,464	56,444
Link Administration Holdings, Ltd.	13,718	71,477
Mirvac Group	41,842	73,365
National Australia Bank, Ltd.	4,515	78,401
Navitas, Ltd.	9,965	40,756
Newcrest Mining, Ltd.	2,354	41,879
Nine Entertainment Co. Holdings, Ltd.	48,528	51,519

Security	Shares	Value
Oil Search, Ltd.	19,405	$110,486
Orica, Ltd.	4,147	51,770
Qantas Airways, Ltd.	19,011	75,370
Rio Tinto, Ltd.	2,553	162,334
Scentre Group	51,564	149,344
Shopping Centres Australasia Property Group	20,523	37,242
Southern Cross Media Group, Ltd.	63,616	48,660
Spark Infrastructure Group	66,000	115,972
SpeedCast International, Ltd.	16,723	35,439
Star Entertainment Group, Ltd. (The)	18,186	58,845
Sydney Airport	17,791	84,922
Technology One, Ltd.	10,774	54,766
Telstra Corp., Ltd.	119,713	271,417
Transurban Group	15,294	135,631
Vicinity Centres	46,900	89,291
Washington H. Soul Pattinson & Co., Ltd.	4,310	82,662
Wesfarmers, Ltd.	10,096	236,838
Westpac Banking Corp.	8,556	152,913
Woodside Petroleum, Ltd.	12,096	302,562
Woolworths Group, Ltd.	4,098	87,566

		$5,929,562

Austria — 1.1%
ams AG	3,570	$95,697
ANDRITZ AG	758	37,421
CA Immobilien Anlagen AG	1,063	38,056
Erste Group Bank AG	1,664	58,082
EVN AG	2,151	34,811
IMMOFINANZ AG	1,276	33,736
Lenzing AG	182	17,806
Oesterreichische Post AG	1,473	55,425
OMV AG	1,720	85,523
Rhi Magnesita NV	859	48,081
Telekom Austria AG	8,000	61,164
UNIQA Insurance Group AG	2,006	18,315
Verbund AG	2,690	137,479
Wienerberger AG	1,390	31,206

		$752,802

Belgium — 2.3%
Ageas	1,164	$54,122
Anheuser-Busch InBev SA/NV	2,330	178,020
Barco NV	627	76,699
Befimmo SA	1,120	67,173
Bekaert SA	1,080	29,089
bpost SA	3,481	31,912
Colruyt SA	478	34,328
D’ieteren SA/NV	637	24,135
Econocom Group SA/NV	10,730	38,909
Elia System Operator SA/NV	938	68,635
Euronav SA	5,526	43,267
Ion Beam Applications(1)	987	14,029
KBC Group NV	1,466	99,527
Proximus SA	4,820	129,396

Security	Shares	Value
Retail Estates NV	566	$50,216
Solvay SA	1,005	109,414
Telenet Group Holding NV	2,260	104,616
Tessenderlo Group SA(1)	1,340	47,454
UCB SA	2,340	202,768
Warehouses De Pauw CVA	678	99,067

		$1,502,776

Denmark — 2.2%
Carlsberg A/S, Class B	1,415	$161,995
Chr. Hansen Holding A/S	850	80,721
Columbus AS	24,816	50,329
Danske Bank A/S	5,139	95,212
Dfds A/S	623	29,412
DSV A/S	969	77,334
GN Store Nord A/S	950	40,951
ISS A/S	813	23,041
Novo Nordisk A/S, Class B	3,886	182,122
Novozymes A/S, Class B	2,980	124,615
Orsted A/S(3)	3,312	239,334
Pandora A/S	2,868	124,550
Ringkjoebing Landbobank A/S	652	34,900
Rockwool International A/S, Class B	97	26,017
Royal Unibrew A/S	1,034	77,874
Topdanmark A/S	972	46,310
Vestas Wind Systems A/S	658	54,393

		$1,469,110

Finland — 2.1%
Amer Sports Oyj	2,592	$115,053
Citycon Oyj	12,000	24,542
DNA Oyj	1,977	41,652
Elisa Oyj	2,351	98,360
Fortum Oyj	6,320	143,641
Huhtamaki Oyj	736	24,258
Kemira Oyj	2,727	33,168
Kesko Oyj, Class B	1,695	97,535
Kone Oyj, Class B	1,663	80,860
Neste Oyj	2,006	183,790
Nokia Oyj	23,544	148,743
Oriola Oyj, Series B	8,766	21,814
Orion Oyj, Class B	3,174	112,204
Sampo Oyj, Class A	1,342	61,484
Tieto Oyj	956	27,420
Tokmanni Group Corp.	3,676	35,891
UPM-Kymmene Oyj	3,184	92,469
Valmet Oyj	1,377	31,025
Wartsila Oyj Abp	2,646	43,206

		$1,417,115

France — 9.0%
Air Liquide SA	4,380	$531,730
Airbus SE	1,329	153,180

Security	Shares	Value
Altarea SCA	208	$43,015
Alten SA	634	60,759
Altran Technologies SA	4,941	46,676
Atos SE	1,046	95,374
AXA SA	8,332	193,220
Carrefour SA	5,220	103,230
Cie Generale des Etablissements Michelin SCA	484	52,573
CNP Assurances	2,759	62,681
Covivio(4)	1,309	133,799
Covivio(4)	447	45,510
Credit Agricole SA	5,930	67,729
Dassault Systemes SE	1,540	193,011
Devoteam SA	244	28,553
Engie SA	22,570	361,827
EssilorLuxottica SA	1,642	208,007
Eutelsat Communications SA	985	20,889
Gecina SA	1,055	155,045
Getlink SE	2,197	32,131
Hermes International	100	59,929
Ingenico Group SA	754	41,099
L’Oreal SA	1,130	272,358
Lagardere SCA	1,361	35,561
Legrand SA	560	33,178
LVMH Moet Hennessy Louis Vuitton SE	650	208,520
Neopost SA	1,050	26,354
Orange SA	31,518	488,857
Pernod-Ricard SA	1,164	193,123
Peugeot SA	1,588	39,947
Renault SA	569	40,265
Rubis SCA	846	50,499
Safran SA	819	107,608
Sanofi	5,890	511,946
SCOR SE	1,284	54,030
Societe BIC SA	422	42,264
Societe Generale SA	3,005	93,694
Suez	5,207	66,736
Talend SA ADR(1)	500	18,600
Teleperformance	177	30,462
Thales SA	600	66,354
Total SA	9,623	527,544
Unibail-Rodamco-Westfield	1,203	216,361
Veolia Environnement SA	5,261	111,142
Vinci SA	1,159	101,981

		$6,027,351

Germany — 8.9%
adidas AG	579	$137,768
Allianz SE	1,913	405,886
alstria office REIT AG	5,110	76,906
BASF SE	3,829	280,504
Bayerische Motoren Werke AG	1,291	108,767
Bechtle AG	400	31,828
Beiersdorf AG	2,259	226,130
Brenntag AG	1,027	48,626
Continental AG	589	93,083

Security	Shares	Value
Covestro AG(3)	1,484	$82,005
Delivery Hero SE(1)(3)	754	27,848
Deutsche Boerse AG	570	75,894
Deutsche Lufthansa AG	975	24,615
Deutsche Post AG	3,135	92,596
Deutsche Telekom AG	29,991	487,679
Deutsche Wohnen SE	4,814	240,495
Dialog Semiconductor PLC(1)	1,816	53,094
Evonik Industries AG	928	25,379
Fresenius Medical Care AG & Co. KGaA	1,285	94,512
Fresenius SE & Co. KGaA	2,385	123,662
GEA Group AG	1,196	32,950
Gerresheimer AG	1,197	81,062
Grand City Properties SA	4,854	120,770
HeidelbergCement AG	1,361	94,245
Henkel AG & Co. KGaA	2,341	214,579
Hugo Boss AG	915	65,606
Innogy SE(3)	3,825	181,222
KWS Saat SE	85	26,846
LEG Immobilien AG	1,088	127,809
Merck KGaA	988	103,739
Metro AG	7,704	130,374
MTU Aero Engines AG	316	68,143
Muenchener Rueckversicherungs-Gesellschaft AG	660	147,286
Nemetschek SE	338	43,380
ProSiebenSat.1 Media SE	1,883	33,613
Puma SE	133	74,127
Rheinmetall AG	332	34,485
RWE AG	9,895	246,105
RWE AG, PFC Shares	1,810	44,422
SAP SE	3,975	411,036
Sartorius AG, PFC Shares	212	31,824
Siemens AG	2,649	290,854
Siemens Healthineers AG(1)(3)	2,235	88,197
Software AG	800	29,065
Symrise AG	907	75,336
Telefonica Deutschland Holding AG(3)	8,948	31,370
TLG Immobilien AG	3,290	101,010
TUI AG	2,680	40,579
Uniper SE	5,829	169,022
Zalando SE(1)(3)	1,826	55,718

		$5,932,051

Hong Kong — 4.4%
AIA Group, Ltd.	31,200	$281,721
Alibaba Health Information Technology, Ltd.(1)	56,000	51,598
ASM Pacific Technology, Ltd.	7,800	84,039
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	26,459
BOC Hong Kong Holdings, Ltd.	7,000	27,047
CK Asset Holdings, Ltd.	10,000	84,188
CK Hutchison Holdings, Ltd.	6,000	60,595
CLP Holdings, Ltd.	18,000	209,647
Esprit Holdings, Ltd.(1)	109,900	22,854

Security	Shares	Value
First Pacific Co., Ltd.	106,000	$45,974
Galaxy Entertainment Group, Ltd.	20,000	139,253
Global Cord Blood Corp.	5,000	31,400
Hang Lung Group, Ltd.	6,000	17,633
Hang Lung Properties, Ltd.	14,000	30,655
Hang Seng Bank, Ltd.	3,700	85,125
Henderson Land Development Co., Ltd.	6,600	37,519
HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,687
HKBN, Ltd.	35,000	54,109
HKT Trust and HKT, Ltd.	62,000	91,435
Hong Kong & China Gas Co., Ltd.	84,700	184,057
Hongkong Land Holdings, Ltd.	8,100	58,271
Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	26,151
Hysan Development Co., Ltd.	7,000	36,427
Jardine Matheson Holdings, Ltd.	2,400	160,547
Jardine Strategic Holdings, Ltd.	1,800	69,005
Kerry Properties, Ltd.	10,000	41,535
Li & Fung, Ltd.	80,000	13,597
Link REIT	9,000	98,929
Luk Fook Holdings International, Ltd.	8,000	23,255
Mega Expo Holdings, Ltd.	80,000	41,191
Melco Resorts & Entertainment, Ltd. ADR	2,100	45,318
MGM China Holdings, Ltd.	17,200	33,397
MTR Corp., Ltd.	12,500	69,910
Nexteer Automotive Group, Ltd.	19,000	28,765
NWS Holdings, Ltd.	25,000	57,173
PCCW, Ltd.	105,000	62,505
Shangri-La Asia, Ltd.	22,000	28,728
SmarTone Telecommunication Holdings, Ltd.	19,000	22,558
Swire Pacific, Ltd., Class A	4,000	47,373
Techtronic Industries Co., Ltd.	14,500	84,644
Town Health International Medical Group, Ltd.(1)(5)	266,000	11,695
Vitasoy International Holdings, Ltd.	38,000	154,592
VTech Holdings, Ltd.	7,100	67,820
Wharf Real Estate Investment Co., Ltd.	5,000	34,205
Yuan Heng Gas Holdings, Ltd.(1)	280,000	20,990
Yue Yuen Industrial Holdings, Ltd.	10,500	35,814

		$2,974,390

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$172,595
Cairn Homes PLC(1)	18,600	27,671
CRH PLC	6,262	180,249
Dalata Hotel Group PLC	6,009	39,287
Glanbia PLC	1,979	37,818
Grafton Group PLC	9,729	93,933
Hibernia REIT PLC	44,450	66,842
ICON PLC(1)	1,212	169,535
Irish Residential Properties REIT PLC	42,500	72,910
Kerry Group PLC, Class A	1,947	198,805
Kingspan Group PLC	3,244	132,676
Paddy Power Betfair PLC	1,971	160,995
Smurfit Kappa Group PLC	1,300	37,486
UDG Healthcare PLC	8,000	60,903

		$1,451,705

Security	Shares	Value
Israel — 2.2%
Airport City, Ltd.(1)	2,500	$32,960
Amot Investments, Ltd.	5,499	29,001
Bank Leumi Le-Israel B.M.	9,550	63,139
Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	131,323
Check Point Software Technologies, Ltd.(1)	585	65,473
Delek Automotive Systems, Ltd.	4,964	22,418
Delta-Galil Industries, Ltd.	2,301	66,561
Elbit Systems, Ltd.	1,014	125,606
Electra, Ltd.	173	40,808
First International Bank of Israel, Ltd.(1)	1,152	27,277
Israel Chemicals, Ltd.	23,646	137,243
Israel Discount Bank, Ltd., Series A	10,120	35,793
Kenon Holdings, Ltd.	2,504	45,849
Melisron, Ltd.	729	33,578
Mizrahi Tefahot Bank, Ltd.	1,469	27,327
Nice, Ltd.(1)	490	54,020
Oil Refineries, Ltd.	139,185	67,800
Orbotech, Ltd.(1)	716	43,912
Paz Oil Co., Ltd.	650	97,225
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	56,742
Reit 1, Ltd.	7,407	30,625
Sella Capital Real Estate, Ltd.	15,640	26,823
Strauss Group, Ltd.	2,228	54,124
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,917	177,002

		$1,492,629

Italy — 4.4%
Amplifon SpA	6,413	$114,892
Assicurazioni Generali SpA	4,184	73,250
Atlantia SpA	4,194	99,268
Autogrill SpA	2,584	23,243
Bio-On SpA(1)	750	51,631
Brembo SpA	2,325	26,558
Cementir Holding SpA	6,913	47,094
COSMO Pharmaceuticals NV(1)	417	37,182
Davide Campari-Milano SpA	18,866	169,503
De’Longhi SpA	1,200	29,941
DiaSorin SpA	977	89,467
Enav SpA(3)	5,849	29,942
Enel SpA	38,800	234,504
ENI SpA	14,674	248,810
Ferrari NV	868	108,075
FinecoBank Banca Fineco SpA	4,241	46,116
IMA Industria Macchine Automatiche SpA	484	32,088
Infrastrutture Wireless Italiane SpA(3)	25,801	205,397
International Game Technology PLC	1,216	19,894
Interpump Group SpA	778	25,065
Intesa Sanpaolo SpA	54,086	123,755
Italgas SpA	7,381	44,688
Italmobiliare SpA	1,360	30,249
Leonardo SpA	4,673	45,282
Mediobanca Banca di Credito Finanziario SpA	2,651	23,103
Moncler SpA	1,030	38,764

Security	Shares	Value
Pirelli & C SpA(1)(3)	4,416	$28,865
Poste Italiane SpA(3)	5,564	47,915
Prada SpA	6,900	22,835
Prysmian SpA	2,843	61,077
Reply SpA	996	55,214
Saras SpA	14,538	30,976
Snam SpA	16,332	77,991
STMicroelectronics NV	18,358	292,437
Telecom Italia SpA(1)	309,776	172,361
Terna Rete Elettrica Nazionale SpA	12,961	79,879
Unione di Banche Italiane SpA	9,342	23,969
UnipolSai Assicurazioni SpA	10,716	26,749

		$2,938,029

Japan — 13.3%
Activia Properties, Inc.	6	$25,968
Aeon Co., Ltd.	2,700	54,951
Aeon Mall Co., Ltd.	1,800	29,921
Air Water, Inc.	2,000	33,367
Aisin Seiki Co., Ltd.	1,000	39,535
Ajinomoto Co., Inc.	2,100	36,361
ANA Holdings, Inc.	1,100	40,546
Asahi Intecc Co., Ltd.	1,000	43,522
Asahi Kasei Corp.	6,000	65,834
Astellas Pharma, Inc.	5,600	83,094
Bandai Namco Holdings, Inc.	1,300	57,430
Bridgestone Corp.	900	34,642
Canon, Inc.	3,000	86,281
Central Japan Railway Co.	200	43,224
Chubu Electric Power Co., Inc.	6,200	98,137
Chugai Pharmaceutical Co., Ltd.	1,500	88,570
Chugoku Electric Power Co., Inc. (The)	4,500	61,579
Citizen Watch Co., Ltd.	8,200	43,771
Daicel Corp.	3,400	35,660
Daido Steel Co., Ltd.	700	29,261
Daiichi Sankyo Co., Ltd.	1,700	58,969
Daikin Industries, Ltd.	500	54,121
Daito Trust Construction Co., Ltd.	400	55,557
Daiwa House REIT Investment Corp.	23	54,162
Daiwa Securities Group, Inc.	7,000	34,911
Dentsu, Inc.	1,000	47,434
Don Quijote Holdings Co., Ltd.	500	29,076
East Japan Railway Co.	600	55,590
Eisai Co., Ltd.	1,500	116,470
FamilyMart UNY Holdings Co., Ltd.	500	58,571
Frontier Real Estate Investment Corp.	8	32,674
FUJIFILM Holdings Corp.	1,700	73,042
GLP J-REIT	28	29,758
Gunma Bank, Ltd. (The)	5,000	22,038
Hankyu Hanshin Holdings, Inc.	1,000	35,695
Hirose Electric Co., Ltd.	315	33,834
Hisamitsu Pharmaceutical Co., Inc.	400	20,484
Hulic Co., Ltd.	4,000	36,910
Idemitsu Kosan Co., Ltd.	2,600	91,747
ITOCHU Corp.	3,300	60,536

Security	Shares	Value
Japan Airlines Co., Ltd.	900	$32,768
Japan Exchange Group, Inc.	2,100	36,978
Japan Hotel REIT Investment Corp.	63	48,328
Japan Post Bank Co., Ltd.	2,100	24,442
Japan Post Holdings Co., Ltd.	3,600	44,255
Japan Prime Realty Investment Corp.	11	44,864
Japan Real Estate Investment Corp.	11	64,478
Japan Retail Fund Investment Corp.	31	63,594
Japan Tobacco, Inc.	3,200	81,010
JFE Holdings, Inc.	2,000	35,255
JXTG Holdings, Inc.	31,100	169,872
Kajima Corp.	2,000	28,449
Kakaku.com, Inc.	1,900	33,356
Kamigumi Co., Ltd.	1,500	33,207
Kao Corp.	1,200	84,838
KDDI Corp.	13,200	329,797
Kenedix Office Investment Corp.	6	41,207
Keyence Corp.	300	154,385
Kintetsu Group Holdings Co., Ltd.	800	34,915
Konica Minolta, Inc.	2,800	28,193
Kuraray Co., Ltd.	2,500	38,447
KYORIN Holdings, Inc.	1,400	29,727
Kyushu Electric Power Co., Inc.	4,800	59,479
Lawson, Inc.	300	18,492
Leopalace21 Corp.	4,200	19,900
Lion Corp.	2,100	43,766
M3, Inc.	2,400	34,735
Makita Corp.	1,000	35,432
Marubeni Corp.	7,000	54,562
Maruichi Steel Tube, Ltd.	1,200	38,544
Megmilk Snow Brand Co., Ltd.	1,400	37,150
MEIJI Holdings Co., Ltd.	500	38,663
Mitsubishi Chemical Holdings Corp.	5,000	42,968
Mitsubishi Motors Corp.	6,600	41,007
Mitsubishi UFJ Financial Group, Inc.	32,000	171,645
Mitsui & Co., Ltd.	3,900	63,718
Mizuho Financial Group, Inc.	67,300	110,463
Mori Hills REIT Investment Corp.	25	33,202
MS&AD Insurance Group Holdings, Inc.	1,800	53,286
Murata Manufacturing Co., Ltd.	500	75,108
NEC Corp.	1,500	50,407
NH Foods, Ltd.	1,000	39,571
Nikon Corp.	1,500	25,648
Nintendo Co., Ltd.	300	90,986
Nippon Accommodations Fund, Inc.	8	42,531
Nippon Building Fund, Inc.	11	71,175
Nippon Paint Holdings Co., Ltd.	1,200	40,273
Nippon Prologis REIT, Inc.	26	56,703
Nippon Shokubai Co., Ltd.	600	39,771
Nippon Steel & Sumitomo Metal Corp.	4,500	83,332
Nippon Telegraph & Telephone Corp.	3,400	146,160
Nissan Chemical Corp.	900	47,852
Nissan Motor Co., Ltd.	4,100	35,014
Nissin Foods Holdings Co., Ltd.	400	25,465

Security	Shares	Value
Nitori Holdings Co., Ltd.	400	$52,088
Nitto Denko Corp.	500	28,283
Nomura Real Estate Master Fund, Inc.	43	61,620
Nomura Research Institute, Ltd.	1,200	49,106
NTT Data Corp.	4,400	52,453
NTT DoCoMo, Inc.	12,000	288,321
Obic Co., Ltd.	300	28,430
Oji Holdings Corp.	4,300	24,900
Okinawa Electric Power Co., Inc. (The)	2,612	49,417
Olympus Corp.	800	32,817
Omron Corp.	1,300	53,389
Ono Pharmaceutical Co., Ltd.	2,500	54,615
Oriental Land Co., Ltd.	700	71,774
Orix JREIT, Inc.	34	59,428
Osaka Gas Co., Ltd.	6,100	120,770
Otsuka Holdings Co., Ltd.	1,800	73,828
Rakuten, Inc.(1)	3,000	22,649
Recruit Holdings Co., Ltd.	2,300	61,733
Ricoh Co., Ltd.	4,000	42,612
Rinnai Corp.	600	39,727
Seiko Epson Corp.	1,700	26,460
Sekisui House, Ltd.	2,000	29,891
Seven & i Holdings Co., Ltd.	2,200	95,795
Shimadzu Corp.	1,200	27,597
Shimano, Inc.	300	42,095
Shionogi & Co., Ltd.	1,100	67,845
Shiseido Co., Ltd.	1,200	71,384
Showa Shell Sekiyu K.K.	3,400	50,657
Sompo Holdings, Inc.	1,600	60,327
Sony Corp.	1,600	80,171
Subaru Corp.	1,100	25,830
Sumitomo Corp.	1,600	24,774
Sumitomo Mitsui Financial Group, Inc.	3,500	130,207
Sumitomo Mitsui Trust Holdings, Inc.	900	34,091
Suntory Beverage & Food, Ltd.	900	39,849
Suzuki Motor Corp.	1,000	52,221
T&D Holdings, Inc.	2,400	29,794
Taiheiyo Cement Corp.	1,500	51,501
Taisho Pharmaceutical Holdings Co., Ltd.	600	60,941
Takeda Pharmaceutical Co., Ltd.	2,400	96,896
TEIJIN, Ltd.	1,400	24,196
Toho Gas Co., Ltd.	1,500	64,429
Tohoku Electric Power Co., Inc.	6,300	85,413
Tokio Marine Holdings, Inc.	2,200	107,725
Tokyo Gas Co., Ltd.	3,800	99,922
Tokyu Corp.	2,000	34,229
Toppan Printing Co., Ltd.	2,000	32,778
Toray Industries, Inc.	9,300	68,923
Toshiba Corp.	1,800	57,000
Tosoh Corp.	2,500	35,506
Toyo Ink SC Holdings Co., Ltd.	1,400	31,728
Toyo Suisan Kaisha, Ltd.	1,000	35,998
Toyobo Co., Ltd.	1,800	26,709

Security	Shares	Value
Toyota Motor Corp.	3,200	$196,960
Trend Micro, Inc.(1)	600	31,924
Ube Industries, Ltd.	1,100	24,874
Unicharm Corp.	1,500	46,421
United Urban Investment Corp.	36	57,477
West Japan Railway Co.	400	29,214
Yahoo! Japan Corp.	11,200	30,273
Yakult Honsha Co., Ltd.	600	40,043
Yamato Holdings Co., Ltd.	2,000	53,291
Yamato Kogyo Co., Ltd.	1,000	26,114
Yamazaki Baking Co., Ltd.	2,000	39,285

		$8,929,324

Netherlands — 4.4%
ABN AMRO Group NV(3)	1,800	$44,885
Accell Group	1,483	32,610
AerCap Holdings NV(1)	1,200	56,712
Akzo Nobel NV(1)	2,765	238,005
ASM International NV	820	39,723
ASML Holding NV	2,086	364,773
ASR Nederland NV	1,620	68,329
Cimpress NV(1)	241	20,044
Corbion NV	2,072	58,686
Eurocommercial Properties NV	1,255	40,662
Gemalto NV(1)	831	48,192
GrandVision NV(3)	1,280	28,539
IMCD NV	840	61,302
ING Groep NV	19,984	237,126
InterXion Holding NV(1)	1,208	72,528
Koninklijke Ahold Delhaize NV	9,355	246,468
Koninklijke KPN NV	47,300	145,411
Koninklijke Philips NV	6,477	255,356
Koninklijke Vopak NV	1,452	73,789
NN Group NV	1,302	54,980
NXP Semiconductors NV	500	43,515
QIAGEN NV(1)	1,735	64,080
Signify NV(3)	769	19,050
TKH Group NV	800	38,637
Unilever NV	8,484	454,320
Wolters Kluwer NV	2,003	124,568

		$2,932,290

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$90,223
Air New Zealand, Ltd.	10,500	20,419
Auckland International Airport, Ltd.	12,240	62,297
Contact Energy, Ltd.	9,580	40,084
Fisher & Paykel Healthcare Corp., Ltd.	3,630	31,592
Fletcher Building, Ltd.(1)	21,151	73,118
Goodman Property Trust	27,739	30,596
Kiwi Property Group, Ltd.	28,800	28,330
Mercury NZ, Ltd.	13,643	33,339
Precinct Properties New Zealand, Ltd.	27,851	28,809
Pushpay Holdings, Ltd.(1)	12,186	29,793

Security	Shares	Value
Restaurant Brands New Zealand, Ltd.	6,134	$36,282
SKYCITY Entertainment Group, Ltd.	9,440	25,089
Spark New Zealand, Ltd.	19,416	54,580
Summerset Group Holdings, Ltd.	7,300	30,878
Xero, Ltd.(1)	1,765	56,232
Z Energy, Ltd.	13,924	57,816

		$729,477

Norway — 2.2%
Atea ASA	6,274	$86,696
Austevoll Seafood ASA	4,763	60,826
Borregaard ASA	5,977	53,113
DNB ASA	6,391	113,435
Entra ASA(3)	6,540	94,770
Equinor ASA	7,438	170,079
Europris ASA(3)	9,810	31,578
Gjensidige Forsikring ASA	1,701	29,381
Golar LNG, Ltd.	1,000	22,270
Kongsberg Automotive ASA(1)	23,898	20,368
Kongsberg Gruppen ASA	1,873	26,109
Marine Harvest ASA(1)	4,027	88,959
Nordic Nanovector ASA(1)	2,000	10,121
Salmar ASA	1,386	72,573
SpareBank 1 SMN	3,485	35,823
Telenor ASA	11,588	219,383
Tomra Systems ASA	4,059	105,459
Veidekke ASA	5,744	62,723
Wallenius Wilhelmsen ASA(1)	7,664	27,222
Yara International ASA	3,318	137,203

		$1,468,091

Portugal — 1.1%
Altri SGPS SA	5,303	$43,880
Banco Comercial Portugues SA(1)	332,057	91,555
Corticeira Amorim SGPS SA	2,318	25,817
CTT-Correios de Portugal SA	18,519	66,679
EDP Renovaveis SA	2,527	22,765
EDP-Energias de Portugal SA	23,100	84,375
Galp Energia SGPS SA, Class B	7,678	119,965
Jeronimo Martins SGPS SA	7,890	111,818
NOS SGPS SA	22,214	144,098
Semapa-Sociedade de Investimento e Gestao	1,523	26,610

		$737,562

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$47,925
BOC Aviation, Ltd.(3)	5,700	48,467
CapitaLand Commercial Trust, Ltd.	20,500	28,697
CapitaLand Mall Trust	15,800	28,215
ComfortDelGro Corp., Ltd.	14,100	24,467
DBS Group Holdings, Ltd.	5,300	94,459
Ezion Holdings, Ltd.(1)	160,000	6,469

Security	Shares	Value
First Resources, Ltd.	21,600	$27,459
Flex, Ltd.(1)	11,557	111,178
Genting Singapore, Ltd.	146,700	120,223
Jardine Cycle & Carriage, Ltd.	2,600	73,061
Keppel Infrastructure Trust	95,400	36,152
Mapletree Industrial Trust	17,200	25,597
Mapletree Logistics Trust	30,900	31,489
Raffles Medical Group, Ltd.	38,400	31,724
Sheng Siong Group, Ltd.	43,800	36,149
Singapore Airlines, Ltd.	4,000	28,736
Singapore Airport Terminal Services, Ltd.	7,300	26,334
Singapore Exchange, Ltd.	7,000	39,805
Singapore Post, Ltd.	26,100	19,134
Singapore Technologies Engineering, Ltd.	19,500	54,000
Singapore Telecommunications, Ltd.	95,100	213,823
Suntec Real Estate Investment Trust	27,000	38,741
United Overseas Bank, Ltd.	4,500	84,335
Venture Corp., Ltd.	5,900	71,666
Wilmar International, Ltd.	60,800	150,587

		$1,498,892

Spain — 4.4%
Aena SME SA(3)	685	$118,407
Almirall SA	2,800	47,505
Amadeus IT Group SA	4,056	294,946
Banco Bilbao Vizcaya Argentaria SA	14,580	86,534
Banco de Sabadell SA	40,257	46,159
Bankia SA	9,179	26,757
Bankinter SA	3,250	25,377
CaixaBank SA	13,396	50,664
Cellnex Telecom SA(3)	1,600	45,087
Cia de Distribucion Integral Logista Holdings SA	1,300	33,570
Coca-Cola European Partners PLC(1)	4,700	223,626
Ebro Foods SA	2,380	48,999
Enagas SA	2,600	75,785
Ence Energia y Celulosa SA	5,468	42,460
Endesa SA	1,800	45,021
Ercros SA	10,000	41,558
Ferrovial SA	1,591	35,678
Fluidra SA(1)	2,723	30,881
Grifols SA	5,371	140,110
Grifols SA ADR	5,800	107,996
Iberdrola SA	24,972	206,391
Industria de Diseno Textil SA	9,271	259,340
Lar Espana Real Estate Socimi SA	5,104	49,160
Merlin Properties Socimi SA	15,440	207,140
NH Hotel Group SA	4,264	21,270
Prosegur Cash SA(3)	10,000	23,401
Prosegur Cia de Seguridad SA	4,500	24,360
Red Electrica Corp. SA	1,244	28,668
Repsol SA	13,378	234,818

Security	Shares	Value
Siemens Gamesa Renewable Energy SA(1)	3,710	$52,671
Telefonica SA	28,419	244,448
Tubacex SA	12,500	40,674

		$2,959,461

Sweden — 4.5%
Alfa Laval AB	2,000	$45,344
Arjo AB, Class B	4,020	14,303
Assa Abloy AB, Class B	2,883	53,722
Attendo AB(3)	5,579	42,856
BillerudKorsnas AB	5,767	72,828
BioGaia AB, Class B	921	37,447
Bonava AB, Class B	2,000	25,056
Castellum AB	6,400	121,331
Dometic Group AB(3)	3,500	24,972
Elekta AB, Class B	13,663	182,665
Epiroc AB, Class A(1)	2,897	27,818
Epiroc AB, Class B(1)	2,729	24,460
Essity Aktiebolag, Class B	7,154	197,941
Fabege AB	7,085	103,383
Granges AB	4,911	47,233
Hennes & Mauritz AB, Class B	8,337	129,722
Hexagon AB, Class B	1,254	61,410
Hexpol AB	5,839	51,685
Holmen AB, Class B	1,298	27,816
Hufvudstaden AB, Class A	4,938	82,011
Husqvarna AB, Class B	3,790	28,968
Kungsleden AB	6,500	49,343
Lundin Petroleum AB	4,713	150,748
Modern Times Group MTG AB, Class B	1,265	42,621
Mycronic AB	2,681	34,322
NetEnt AB	6,918	33,504
Nibe Industrier AB, Class B	2,889	32,853
Nordea Bank AB	10,249	93,279
Pandox AB	1,500	26,116
Sandvik AB	2,777	44,376
Securitas AB, Class B	1,900	30,552
Skandinaviska Enskilda Banken AB, Class A	10,460	109,795
Skanska AB, Class B	1,238	21,678
Svenska Cellulosa AB SCA, Class B	9,048	79,586
Svenska Handelsbanken AB, Class A	9,558	103,942
Swedbank AB, Class A	4,442	100,906
Swedish Match AB	2,446	109,586
Tele2 AB, Class B	4,040	50,578
Telefonaktiebolaget LM Ericsson, Class B	27,249	242,883
Telia Co. AB	50,998	222,247
Thule Group AB(3)	1,481	30,237
Trelleborg AB, Class B	1,700	28,635

		$3,040,758

Security	Shares	Value
Switzerland — 8.7%
Adecco Group AG	1,216	$60,935
Allreal Holding AG	417	67,643
ALSO Holding AG	375	48,515
Ascom Holding AG	1,636	21,008
Baloise Holding AG	236	36,551
Banque Cantonale Vaudoise	57	45,204
Belimo Holding AG	7	30,389
BKW AG	600	42,223
Cembra Money Bank AG	670	57,858
Clariant AG	6,883	136,717
Comet Holding AG	287	25,543
Compagnie Financiere Richemont SA, Class A	8,503	586,094
Daetwyler Holding AG, Bearer Shares	260	39,275
DKSH Holding AG	352	26,383
dormakaba Holding AG	30	19,763
Emmi AG	57	48,127
Ems-Chemie Holding AG	178	88,905
Flughafen Zurich AG	187	33,031
Forbo Holding AG	69	96,206
Geberit AG	233	91,087
Georg Fischer AG	32	28,365
Givaudan SA	132	320,239
Helvetia Holding AG	85	50,323
Inficon Holding AG	86	45,748
Intershop Holding AG	78	39,005
Julius Baer Group, Ltd.	1,336	53,697
Komax Holding AG	194	51,430
Kuehne & Nagel International AG	464	62,747
Landis+Gyr Group AG	1,111	71,752
Mobilezone Holding AG	4,644	50,017
Mobimo Holding AG	275	67,413
Nestle SA	9,029	787,183
Novartis AG	4,810	419,917
Panalpina Welttransport Holding AG	330	58,065
Partners Group Holding AG	131	90,102
PSP Swiss Property AG	1,056	108,641
Roche Holding AG PC	1,423	378,569
Schindler Holding AG	219	46,256
Schindler Holding AG PC	257	54,669
Schweiter Technologies AG, Bearer Shares	26	24,618
SFS Group AG	327	26,316
SGS SA	46	111,046
Sika AG	1,945	256,849
Sulzer AG	480	44,091
Swiss Life Holding AG	201	82,923
Swiss Re AG	1,614	154,790
Swisscom AG	548	262,658
Temenos AG	1,180	159,281
Valiant Holding AG	270	29,161
Valora Holding AG	353	93,813
Zehnder Group AG	691	23,104
Zurich Insurance Group AG	620	194,589

		$5,848,834

Security	Shares	Value
United Kingdom — 9.0%
Antofagasta PLC	2,458	$28,100
Assura PLC	34,782	27,315
AstraZeneca PLC	3,743	271,150
Auto Trader Group PLC(3)	7,214	43,294
Aveva Group PLC	886	31,671
Aviva PLC	5,903	32,104
Babcock International Group PLC	3,446	24,002
BAE Systems PLC	8,600	57,855
Barratt Developments PLC	3,866	27,345
Barrick Gold Corp.	2,016	26,612
Berkeley Group Holdings PLC	552	27,179
BHP Group PLC	5,162	115,333
Big Yellow Group PLC	2,400	30,190
BP PLC	31,208	213,186
British American Tobacco PLC	4,022	141,776
BT Group PLC	35,867	109,373
Bunzl PLC	1,400	44,145
Burberry Group PLC	1,413	33,402
Cairn Energy PLC(1)	15,590	38,255
Carnival PLC	457	25,857
Centrica PLC	40,776	73,276
Cineworld Group PLC	12,376	42,473
Compass Group PLC	5,483	117,328
Cranswick PLC	994	37,670
Croda International PLC	474	30,010
Derwent London PLC	1,020	43,383
Direct Line Insurance Group PLC	5,000	22,100
Electrocomponents PLC	6,322	45,128
Elementis PLC	6,330	15,154
Essentra PLC	5,799	28,415
Experian PLC	2,631	66,058
F&C Commercial Property Trust, Ltd.	14,249	24,280
Ferguson PLC	689	46,138
Fresnillo PLC	2,137	28,215
GlaxoSmithKline PLC	12,020	233,483
Great Portland Estates PLC	4,065	39,049
Halma PLC	4,420	81,292
Hammerson PLC	11,181	54,661
Howden Joinery Group PLC	5,263	34,915
HSBC Holdings PLC	24,670	207,728
Imperial Brands PLC	1,796	59,617
Informa PLC	6,492	57,664
Inmarsat PLC	10,117	49,115
Intertek Group PLC	543	35,039
Johnson Matthey PLC	1,560	62,321
Kcom Group PLC	18,722	17,016
Kingfisher PLC	14,750	43,090
Land Securities Group PLC	6,288	71,509

Security	Shares	Value
Legal & General Group PLC	20,937	$71,330
Lloyds Banking Group PLC	117,231	89,373
London Stock Exchange Group PLC	511	30,732
LondonMetric Property PLC	32,609	80,315
Merlin Entertainments PLC(3)	8,625	38,222
Micro Focus International PLC	6,024	114,848
Mimecast, Ltd.(1)	800	30,056
Mondi PLC	1,350	32,647
Moneysupermarket.com Group PLC	13,551	53,893
National Grid PLC	30,876	336,221
NCC Group PLC	10,809	18,222
Next PLC	582	37,014
Paragon Banking Group PLC	4,937	26,890
Pearson PLC	5,912	70,287
Persimmon PLC	1,061	33,098
Phoenix Group Holdings PLC	2,631	21,936
Playtech PLC	4,633	23,560
QinetiQ Group PLC	8,311	33,073
Reckitt Benckiser Group PLC	1,112	85,562
RELX PLC	5,362	118,766
Rentokil Initial PLC	5,526	24,404
Rightmove PLC	13,046	80,786
Rio Tinto PLC	2,924	161,762
Rolls-Royce Holdings PLC	6,692	77,784
Royal Dutch Shell PLC, Class A	7,981	247,414
Royal Mail PLC	6,900	24,312
RPC Group PLC	3,999	41,639
RSA Insurance Group PLC	4,203	28,340
Safestore Holdings PLC	3,803	28,785
Segro PLC	8,635	73,404
Severn Trent PLC	3,397	89,264
Shaftesbury PLC	2,131	24,656
Smith & Nephew PLC	3,742	70,494
Spectris PLC	1,521	51,926
St. James’s Place PLC	1,932	23,814
Standard Life Aberdeen PLC	4,707	15,561
Stobart Group, Ltd.	10,700	21,501
TalkTalk Telecom Group PLC	20,733	30,395
Tate & Lyle PLC	7,007	63,251
Taylor Wimpey PLC	12,334	26,743
Tritax Big Box REIT PLC	37,589	68,891
Unilever PLC	2,083	109,428
UNITE Group PLC (The)	2,424	28,950
United Utilities Group PLC	9,445	103,300
Victrex PLC	874	26,245
WH Smith PLC	1,016	26,081
Whitbread PLC	600	38,445
William Hill PLC	6,621	15,324
WM Morrison Supermarkets PLC	8,786	27,018

		$6,010,233

Total Common Stocks (identified cost $63,080,699)		$66,042,442

Rights(1) — 0.0%(2)

Security	Shares	Value
BUWOG AG, Exp. 3/29/19(5)	1,234	$0
Tritax Big Box REIT PLC, Exp. 2/8/19	4,903	624

Total Rights (identified cost $0)		$624

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(6)	510,028	$510,028

Total Short-Term Investments (identified cost $510,015)		$510,028

Total Investments — 99.4% (identified cost $63,590,714)		$66,553,094

Other Assets, Less Liabilities — 0.6%		$431,162

Net Assets — 100.0%		$66,984,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,651,578 or 2.5% of the Portfolio’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $977.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.1%	$25,519,482
Japanese Yen	13.3	8,929,324
British Pound Sterling	9.3	6,224,297
Swiss Franc	9.0	5,981,713
Australian Dollar	8.6	5,759,474
Swedish Krona	4.5	3,040,758
Hong Kong Dollar	4.0	2,681,151
United States Dollar	3.4	2,283,230
Danish Krone	2.2	1,469,110
Norwegian Krone	2.2	1,445,821
Singapore Dollar	2.0	1,339,247
Israeli Shekel	1.8	1,206,242
New Zealand Dollar	1.0	673,245

Total Investments	99.4%	$66,553,094

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	10.7%	$7,185,339
Financials	10.5	7,014,971
Consumer Staples	10.3	6,869,520
Consumer Discretionary	9.5	6,395,278
Health Care	9.3	6,240,401
Materials	9.1	6,075,141
Communication Services	8.9	5,949,267
Information Technology	8.8	5,910,964
Real Estate	8.6	5,756,697
Utilities	7.4	4,953,863
Energy	5.5	3,691,625
Short-Term Investments	0.8	510,028

Total Investments	99.4%	$66,553,094

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$506,024	$19,543,926		$11,695	$20,061,645
Developed Europe	856,898	43,631,270		—	44,488,168
Developed Middle East	286,387	1,206,242		—	1,492,629
Total Common Stocks	$1,649,309	$64,381,438	**	$11,695	$66,042,442
Rights	$—	$624		$0	$624
Warrants	—	0		—	0
Short-Term Investments	—	510,028		—	510,028
Total Investments	$1,649,309	$64,892,090		$11,695	$66,553,094

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019